Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Balance	$ 2,646	$ 3,713
Additions	170	200
Depreciation provided during the year	(982)	(1,213)
Disposals	(55)	(1)
Exchange differences	(36)	(53)
Balance	1,743	2,646
Cost	5,380	6,590
Accumulated depreciation	(3,637)	(3,944)
Net carrying amount	1,743	2,646
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	1,077	1,774
Additions		28
Depreciation provided during the year	(669)	(700)
Disposals
Exchange differences	(9)	(25)
Balance	399	1,077
Cost	2,241	2,519
Accumulated depreciation	(1,842)	(1,442)
Net carrying amount	399	1,077
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	1,261	1,673
Additions	51	27
Depreciation provided during the year	(220)	(416)
Disposals	(13)
Exchange differences	(16)	(23)
Balance	1,063	1,261
Cost	2,450	3,373
Accumulated depreciation	(1,387)	(2,112)
Net carrying amount	1,063	1,261
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	13	33
Additions
Depreciation provided during the year	(7)	(20)
Disposals
Exchange differences	9
Balance	15	13
Cost	139	148
Accumulated depreciation	(124)	(135)
Net carrying amount	15	13
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	232	151
Additions	58	127
Depreciation provided during the year	(55)	(43)
Disposals	(44)
Exchange differences	(3)	(3)
Balance	188	232
Cost	293	322
Accumulated depreciation	(105)	(90)
Net carrying amount	188	232
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	63	82
Additions	61	18
Depreciation provided during the year	(31)	(34)
Disposals	2	(1)
Exchange differences	(17)	(2)
Balance	78	63
Cost	257	228
Accumulated depreciation	(179)	(165)
Net carrying amount	$ 78	$ 63